9. Discontinued Operations (Details - Results of SIM) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Loss from discontinued operations	$ (754,069)	$ (225,447)	$ (1,448,047)	[1]
Basic loss per share from discontinued operations	$ (0.39)	$ (0.12)	$ (0.63)	[1]
Diluted loss per share from discontinued operations	$ (0.39)	$ (0.12)	$ (0.63)	[1]
Sim [Member]
Disclosure of subsidiaries [line items]
Rental income			$ 65,110
Other revenues			9,021
Expenses			(96,857)
Operating (loss)/income			(22,726)
Finance costs			(18,564)
Loss before tax from discontinued operations			(41,290)
Deferred tax expense			(15,488)
Net loss from discontinued operations			(56,778)
Loss on foreign currency exchange on discontinued operation			(248,359)
Loss from discontinued operations			$ (305,137)
Basic loss per share from discontinued operations			$ (0.13)
Diluted loss per share from discontinued operations			$ (0.13)
Net operating cash flow from discontinued operations			$ 377,117
Net investing cash flow from discontinued operations			(1,339)
Net financing cash flow from discontinued operations			(389,425)
Net cash inflow			$ (13,647)

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).